Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
November 30, 2023
XGB-NPRT1-0124
1.9891227.105
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.5% 6/17/25	5,000	4,675
0.625% 4/22/25	814,000	767,083
0.875% 12/18/26	1,200,000	1,072,941
0.875% 8/5/30	1,057,000	832,996
1.625% 1/7/25	15,000	14,445
1.875% 9/24/26	674,000	626,999
2.125% 4/24/26	221,000	208,746
2.5% 2/5/24	690,000	686,379
2.625% 9/6/24	9,000	8,821
5.625% 7/15/37	163,000	177,195
6.25% 5/15/29	71,000	77,114
7.125% 1/15/30	6,000	6,802
7.25% 5/15/30	866,000	997,188
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	446,203
1% 10/7/26	1,000,000	905,040
1.3% 3/30/27	130,000	116,614
3% 8/3/26	1,560,000	1,497,131
4.25% 9/30/25	800,000	790,259
Federal Home Loan Bank:
1% 12/20/24	330,000	316,019
1% 3/23/26	994,500	912,469
1.25% 10/26/26	1,060,000	963,853
3.25% 11/16/28	1,850,000	1,761,350
3.375% 3/8/24	530,000	526,590
5.5% 7/15/36	100,000	107,638
Freddie Mac:
0.375% 9/23/25	3,210,000	2,964,750
6.25% 7/15/32	585,000	657,018
6.75% 9/15/29	185,000	205,783
6.75% 3/15/31	173,000	195,923
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,200,132
4.875% 1/15/48	630,000	596,134
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,644,290
U.S. Treasury Obligations - 96.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,221,000	1,316,637
1.125% 8/15/40	1,674,000	983,737
1.25% 5/15/50	5,591,000	2,745,487
1.375% 11/15/40	12,447,000	7,619,412
1.375% 8/15/50	2,035,000	1,033,955
1.625% 11/15/50	9,504,000	5,173,740
1.75% 8/15/41	6,178,000	3,975,881
1.875% 2/15/41	3,726,000	2,480,264
1.875% 2/15/51	4,353,000	2,531,031
1.875% 11/15/51	4,779,000	2,768,460
2% 11/15/41	4,351,000	2,915,000
2% 2/15/50	5,143,000	3,108,702
2% 8/15/51	7,701,000	4,612,779
2.25% 5/15/41	3,180,000	2,248,608
2.25% 8/15/46	1,070,000	701,561
2.25% 8/15/49	3,614,000	2,323,266
2.25% 2/15/52	8,250,000	5,256,152
2.375% 2/15/42	10,260,000	7,310,250
2.375% 11/15/49	259,000	171,244
2.375% 5/15/51	6,619,000	4,348,373
2.5% 2/15/45	930,000	652,271
2.5% 2/15/46	2,660,000	1,844,648
2.75% 8/15/42	3,058,000	2,308,671
2.75% 11/15/42	370,000	278,468
2.75% 8/15/47	9,501,000	6,840,349
2.75% 11/15/47	450,000	323,807
2.875% 5/15/43	4,159,000	3,177,411
2.875% 8/15/45	66,000	49,348
2.875% 11/15/46	2,801,000	2,076,241
2.875% 5/15/49	1,675,000	1,230,994
2.875% 5/15/52	6,670,000	4,898,542
3% 5/15/42	3,768,000	2,971,274
3% 11/15/44	265,000	203,895
3% 5/15/45	303,000	232,162
3% 11/15/45	3,672,000	2,801,908
3% 2/15/47	5,955,000	4,507,191
3% 5/15/47	8,000	6,049
3% 2/15/48	1,326,000	999,783
3% 8/15/48	519,000	391,014
3% 2/15/49	420,000	316,362
3% 8/15/52	8,700,000	6,563,742
3.125% 11/15/41	1,240,000	1,004,109
3.125% 2/15/43	137,000	109,209
3.125% 8/15/44	533,000	419,633
3.125% 5/15/48	5,311,000	4,098,183
3.25% 5/15/42	2,120,000	1,735,419
3.375% 8/15/42	3,690,000	3,069,330
3.375% 5/15/44	3,819,000	3,138,144
3.375% 11/15/48	710,000	573,380
3.625% 8/15/43	2,541,000	2,181,488
3.625% 2/15/44	600,000	513,422
3.625% 5/15/53	1,040,000	887,738
3.75% 8/15/41	275,000	244,396
3.75% 11/15/43	4,495,000	3,923,643
3.875% 8/15/40	2,366,000	2,154,077
4% 11/15/42	1,710,000	1,555,098
4% 11/15/52	4,980,000	4,552,226
4.125% 8/15/53	1,190,000	1,112,836
4.25% 11/15/40	92,000	87,655
4.375% 2/15/38	410,000	406,204
4.375% 11/15/39	523,000	509,598
4.375% 8/15/43	1,570,000	1,500,577
4.5% 2/15/36	1,391,000	1,413,441
4.625% 2/15/40	1,569,000	1,572,739
4.75% 2/15/41	12,000	12,148
5% 5/15/37	1,471,000	1,559,260
5.25% 11/15/28	2,005,000	2,084,338
5.25% 2/15/29	3,824,000	3,979,499
5.5% 8/15/28	4,187,000	4,391,607
6.125% 8/15/29	443,000	481,624
6.25% 5/15/30	6,070,000	6,698,577
6.5% 11/15/26	980,000	1,034,436
7.5% 11/15/24	1,230,000	1,259,933
U.S. Treasury Notes:
0.25% 5/31/25	16,515,000	15,411,204
0.25% 6/30/25	273,000	253,911
0.25% 7/31/25	5,195,000	4,816,942
0.25% 8/31/25	18,360,000	16,968,656
0.25% 9/30/25 (b)	7,888,000	7,270,209
0.25% 10/31/25	1,882,000	1,729,014
0.375% 7/15/24	1,086,000	1,053,590
0.375% 9/15/24	2,056,000	1,978,820
0.375% 4/30/25	7,678,000	7,199,025
0.375% 11/30/25	1,170,000	1,074,435
0.375% 12/31/25	10,554,000	9,671,752
0.375% 1/31/26	10,300,000	9,403,980
0.375% 7/31/27	23,102,000	19,983,228
0.375% 9/30/27	1,530,000	1,315,501
0.5% 3/31/25	3,222,000	3,035,728
0.5% 2/28/26	8,512,000	7,772,852
0.5% 4/30/27	8,887,000	7,793,830
0.5% 5/31/27	5,115,000	4,472,228
0.5% 6/30/27	4,825,000	4,206,043
0.5% 8/31/27	4,183,000	3,625,485
0.5% 10/31/27	5,860,000	5,048,527
0.625% 10/15/24	2,810,000	2,700,234
0.625% 7/31/26	3,440,000	3,107,691
0.625% 3/31/27	4,626,000	4,086,059
0.625% 11/30/27	6,368,000	5,499,116
0.625% 12/31/27	2,957,000	2,546,716
0.625% 5/15/30	3,797,000	3,003,931
0.625% 8/15/30	11,548,000	9,057,963
0.75% 3/31/26	10,364,000	9,500,873
0.75% 4/30/26	15,816,000	14,454,341
0.75% 5/31/26	640,000	583,200
0.75% 8/31/26	8,742,000	7,903,997
0.75% 1/31/28	2,797,000	2,414,925
0.875% 6/30/26	14,716,000	13,435,248
0.875% 9/30/26	5,616,000	5,088,403
0.875% 11/15/30	16,129,000	12,817,515
1% 7/31/28	1,010,000	868,403
1.125% 2/28/25	11,337,000	10,802,035
1.125% 10/31/26	3,400,000	3,092,672
1.125% 2/28/27	5,768,000	5,200,888
1.125% 8/31/28	1,748,000	1,508,606
1.125% 2/15/31	8,959,000	7,221,794
1.25% 8/31/24	953,000	924,857
1.25% 11/30/26	2,098,000	1,910,901
1.25% 12/31/26	1,130,000	1,028,123
1.25% 3/31/28	520,000	456,584
1.25% 4/30/28	7,533,000	6,601,085
1.25% 6/30/28	14,120,000	12,315,839
1.25% 9/30/28	2,220,000	1,923,248
1.25% 8/15/31	5,604,000	4,478,165
1.375% 1/31/25	3,446,000	3,301,295
1.375% 8/31/26	5,158,000	4,745,561
1.375% 10/31/28	3,480,000	3,026,377
1.375% 12/31/28	8,811,000	7,625,645
1.375% 11/15/31	10,563,000	8,464,016
1.5% 9/30/24	1,066,000	1,033,729
1.5% 10/31/24	641,000	619,717
1.5% 2/15/25	4,890,000	4,686,759
1.5% 8/15/26	192,000	177,390
1.5% 1/31/27	4,376,000	4,001,134
1.5% 11/30/28	14,516,000	12,679,386
1.5% 2/15/30	8,802,000	7,443,535
1.625% 2/15/26	10,000	9,376
1.625% 5/15/26	542,000	505,394
1.625% 9/30/26	199,000	184,153
1.625% 10/31/26	3,500,000	3,229,844
1.625% 8/15/29	908,000	786,236
1.625% 5/15/31	6,993,000	5,795,995
1.75% 6/30/24	1,098,000	1,075,740
1.75% 7/31/24	720,000	703,378
1.75% 12/31/24	3,061,000	2,952,071
1.75% 11/15/29	2,449,000	2,125,655
1.875% 7/31/26	105,000	98,081
1.875% 2/28/27	4,800,000	4,431,563
1.875% 2/15/32	6,160,000	5,112,800
2% 2/15/25	56,000	53,996
2% 8/15/25	6,432,000	6,136,781
2% 11/15/26	2,652,000	2,472,886
2.125% 5/15/25	734,000	705,070
2.25% 11/15/24	196,000	190,564
2.25% 12/31/24	2,514,000	2,437,598
2.25% 2/15/27	1,829,000	1,710,829
2.25% 8/15/27	1,597,000	1,480,594
2.25% 11/15/27	1,113,000	1,027,916
2.375% 8/15/24	200,000	195,938
2.375% 4/30/26	626,000	594,969
2.375% 5/15/27	4,000	3,740
2.375% 3/31/29	3,930,000	3,562,637
2.375% 5/15/29	3,505,000	3,170,108
2.5% 2/28/26	1,670,000	1,595,176
2.625% 3/31/25	1,463,000	1,418,253
2.625% 12/31/25	10,697,000	10,267,031
2.625% 1/31/26	4,318,000	4,140,557
2.625% 5/31/27	1,000,000	942,305
2.625% 2/15/29	4,831,000	4,443,010
2.625% 7/31/29	1,681,000	1,535,160
2.75% 2/28/25	971,000	944,184
2.75% 6/30/25	1,403,000	1,358,334
2.75% 8/31/25	17,000	16,418
2.75% 7/31/27	4,416,000	4,170,878
2.75% 2/15/28	1,089,000	1,021,703
2.75% 5/31/29	880,000	811,113
2.75% 8/15/32	6,420,000	5,669,412
2.875% 4/30/25	47,000	45,658
2.875% 5/31/25	104,000	100,990
2.875% 7/31/25	3,667,000	3,552,120
2.875% 11/30/25	629,000	607,280
2.875% 5/15/28	5,922,000	5,569,919
2.875% 8/15/28	13,312,000	12,483,120
2.875% 4/30/29	3,060,000	2,842,334
2.875% 5/15/32	7,910,000	7,077,596
3% 9/30/25	2,655,000	2,573,276
3% 10/31/25	9,000	8,717
3.125% 8/15/25	270,000	262,522
3.125% 8/31/27	1,610,000	1,539,563
3.125% 11/15/28	4,238,000	4,008,221
3.125% 8/31/29	2,850,000	2,670,762
3.25% 6/30/27	3,060,000	2,944,174
3.25% 6/30/29	8,430,000	7,967,009
3.375% 5/15/33	8,390,000	7,752,884
3.5% 9/15/25	4,690,000	4,586,490
3.5% 1/31/30	1,560,000	1,486,753
3.5% 2/15/33	10,220,000	9,550,909
3.625% 3/31/30	4,420,000	4,236,639
3.75% 6/30/30	2,930,000	2,825,848
3.875% 11/30/27	1,690,000	1,659,237
3.875% 12/31/27	5,820,000	5,714,466
3.875% 11/30/29	930,000	905,515
3.875% 12/31/29	1,410,000	1,372,382
3.875% 8/15/33	6,030,000	5,799,164
4% 2/15/26	5,430,000	5,358,095
4% 2/29/28 (b)	2,430,000	2,396,588
4% 10/31/29	5,800,000	5,687,625
4.125% 10/31/27	10,520,000	10,422,608
4.125% 11/15/32	5,250,000	5,153,818
4.25% 9/30/24	984,000	976,043
4.25% 12/31/24	15,010,000	14,865,177
4.25% 10/15/25	830,000	822,446
4.375% 10/31/24	2,850,000	2,827,957
4.375% 8/31/28	2,290,000	2,295,904
4.5% 11/30/24	3,580,000	3,555,248
4.5% 11/15/33	4,520,000	4,575,794
4.875% 10/31/30	2,540,000	2,616,200
TOTAL U.S. TREASURY OBLIGATIONS		761,770,049
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $866,508,787)		782,414,339

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	6,032,769	6,033,975
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	7,925,814	7,926,606
TOTAL MONEY MARKET FUNDS (Cost $13,960,581)		13,960,581

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $880,469,368)	796,374,920
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,088,237)
NET ASSETS - 100.0%	788,286,683

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,506,491	22,257,474	18,729,990	36,045	-	-	6,033,975	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	204,375	12,207,084	4,484,853	565	-	-	7,926,606	0.0%
Total	2,710,866	34,464,558	23,214,843	36,610	-	-	13,960,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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